CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Current assets:
Cash and cash equivalents	$ 45,346	$ 138,176	$ 138,176	$ 45,346
Restricted cash	2,728	14,015	14,015	2,728
Accounts receivable, less reserves of approximately $125 and $263 as of January 31, 2022 and January 31, 2021, respectively	144,678	173,876	173,876	144,678
Prepaid expenses and other current assets	23,539	37,082	37,082	23,539
Assets held for sale, current portion	68,262	64,074	64,074	68,262
Total current assets	284,553	427,223	427,223	284,553
Property and equipment, net	7,709	11,475	11,475	7,709
Goodwill	491,653	795,811	795,811	491,653
Intangible assets, net	664,476	793,859	793,859	664,476
Right of use assets	12,353	17,988	17,988	12,353
Other assets	6,696	10,780	10,780	6,696
Assets held for sale, long-term portion	78,297	164,812	164,812	78,297
Total assets	1,545,737	2,221,948	2,221,948	1,545,737
Current liabilities:
Current maturities of long-term debt	5,200	4,800	4,800	5,200
Borrowings under accounts receivable facility	17,022	74,629	74,629	17,022
Accounts payable	6,663	24,159	24,159	6,663
Accrued compensation	25,146	40,822	40,822	25,146
Accrued expenses and other current liabilities	20,103	47,757	47,757	20,103
Lease liabilities	2,697	6,387	6,387	2,697
Deferred revenue	200,339	259,701	259,701	200,339
Liabilities held for sale, current portion	74,266	87,467	87,467	74,266
Total current liabilities	351,436	545,722	545,722	351,436
Long-term debt	510,236	462,185	462,185	510,236
Warrant liabilities	900	28,199	28,199	900
Deferred tax liabilities	78,573	99,395	99,395	78,573
Long term lease liabilities	11,113	11,750	11,750	11,113
Deferred revenue - non-current	2,853	1,248	1,248	2,853
Other long-term liabilities	5,990	11,125	11,125	5,990
Liabilities held for sale, long-term portion	4,667	2,426	2,426	4,667
Total long-term liabilities	614,332	616,328	616,328	614,332
Commitments and contingencies
Shareholders' equity :
Common stock	40	11	11	40
Additional paid-in capital	674,333	1,306,146	1,306,146	674,333
Accumulated deficit	(93,722)	(247,229)	(247,229)	(93,722)
Accumulated other comprehensive income (loss)	(682)	970	970	(682)
Total shareholders' equity	579,969	1,059,898	1,059,898	579,969
Total liabilities and shareholders' equity	$ 1,545,737	$ 2,221,948	$ 2,221,948	$ 1,545,737
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Predecessor